Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplemental Cash Flow Information (Textual)
Conversion of notes payable into common stock, shares	36,935,195	23,696,276
Conversion of notes payable into common stock, shares	723,882
Common stock shares issued for settlement of accounts payable	9,988,709	5,800,000
Value of common stock shares issued for settlement of accounts payable	$ 463,280	$ 290,000
Common stock shares issued for services	34,067,872	20,040,322
Value of common stock issued for services	$ 1,707,576	$ 1,911,003